(12) OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Schedule of other receivables

	Current		Noncurrent
	Dec 31, 2019	Dec 31, 2018	Dec 31, 2019	Dec 31, 2018
Advances - FUNCESP	13,562	3,929	6,797	6,797
Advances to suppliers	43,587	4,031	-	-
Pledges, funds and restricted deposits	1,431	77,442	569,733	524,461
Orders in progress	130,954	142,708	9,448	6,844
Services rendered to third parties	23,388	9,281	-	-
Energy pre-purchase agreements	-	-	10,432	25,390
Prepaid expenses	76,756	172,155	4,608	6,367
GSF Insurance Premium	6,488	13,701	-	5,782
Receivables - CDE	147,470	183,710	-	-
Advances to employees	20,640	22,287	-	-
Contract asset of transmission	-	23,535	-	226,117
Others	212,904	186,923	135,000	125,681
(-) Allowance for doubtful accounts (note 7)	(29,019)	(28,698)	-	-
Total	648,161	811,005	736,019	927,440